Related Parties - Schedule of Key Management Personnel Compensation (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	R 18,536	R 18,285	R 18,094
Post-employment benefits	480	456	430
Total	R 19,016	R 18,741	R 18,524